Note 4 - Securities (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	(in thousands)
	2018		2017
	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale:
Obligations of states and political subdivisions	$59,585	$59,466	$67,160	$67,979
Mortgage-backed	109,000	106,924	101,454	100,463
Other	1,002	964	1,002	986

Total	$169,587	$167,354	$169,616	$169,428

Unrealized Gain (Loss) on Investments [Table Text Block]
	(in thousands)
	2018		2017
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Available-for-sale:
Obligations of states and political subdivisions	$354	$473	$977	$158
Mortgage-backed	162	2,238	285	1,276
Other	-	38	-	16

Total	$516	$2,749	$1,262	$1,450

Investments Classified by Contractual Maturity Date [Table Text Block]
	(in thousands)
	Amortized Cost	Fair value

Due in one year or less	$2,863	$2,887
Due after one year through five years	11,146	11,113
Due after five years through ten years	39,705	39,322
Due after ten years	114,871	113,068
Other securities having no maturity date	1,002	964
Total	$169,587	$167,354

Schedule of Unrealized Loss on Investments [Table Text Block]
	(in thousands)
	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2018	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$94	$11,074	$379	$14,636	$473	$25,710
Mortgage-backed	219	16,171	2,019	62,435	2,238	78,606
Other	-	-	38	962	38	962
Total temporarily impaired securities	$313	$27,245	$2,436	$78,033	$2,749	$105,278
	Less than 12 months		12 months or more		Total
2017	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$60	$11,951	$98	$6,193	$158	$18,144
Mortgage-backed	236	34,109	1,040	39,105	1,276	73,214
Other	-	-	16	986	16	986
Total temporarily impaired securities	$296	$46,060	$1,154	$46,284	$1,450	$92,344